Other current liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
Other current liabilities
18.
Other current liabilities

Other current liabilities consist of the following:

	As of
	December 31, 2025	December 31, 2024
	(Euros in thousands)
Payroll tax	2,318	2,008
Income tax liability	32	1,761
Accrual for vacation and overtime	1,707	1,579
Other liabilities	1,550	1,457
Total	5,607	6,805

Other current liabilities are non-interest-bearing and are due within one year. The carrying amounts of other current liabilities represent fair values due to their short-term nature.